CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 7,431,728	$ 2,811,539
Intangible assets	187,833	236,530
Investment in associates	985,646	307,012
Trade and other receivables	2,602,213	3,553,129
Other non-financial assets	12,721	1,466,547
Inventories	48,203	30,830
Total non-current assets	11,268,344	8,405,587
Current assets
Inventories	110,290	137,965
Other non-financial assets	470,895	137,110
Trade and other receivables	3,887,065	2,215,535
Other financial assets	1,110,728	1,796,756
Cash and cash equivalents	88,633	30,008
Subtotal	5,667,611	4,317,374
Assets held for sale	143,014	0
Total current assets	5,810,625	4,317,374
Total assets	17,078,969	12,722,961
Equity
Capital stock	1,514,022	1,514,022
Adjustment to capital stock	664,988	664,988
Merger premium	376,571	376,571
Legal and other reserves	519,189	431,007
Voluntary reserve	450,865	68,913
Retained earnings	3,503,046	1,757,051
Accumulated other comprehensive income	43,284	334,747
Equity attributable to holders of the parent	7,071,965	5,147,299
Non-controlling interests	289,035	6,717
Total equity	7,361,000	5,154,016
Non-current liabilities
Other non-financial liabilities	468,695	635,162
Other loans and borrowings	1,478,729	0
Borrowings from CAMMESA	1,055,558	1,284,783
Compensation and employee benefits liabilities	113,097	87,705
Deferred income tax liabilities	703,744	1,136,481
Provisions	0	125,201
Total non-current liabilities	3,819,823	3,269,332
Current liabilities
Trade and other payables	1,017,306	655,598
Other non-financial liabilities	659,668	476,785
Borrowings from CAMMESA	1,753,038	1,047,722
Other loans and borrowings	505,604	1,293,178
Compensation and employee benefits liabilities	323,078	205,923
Income tax payable	1,096,817	278,922
Provisions	413,474	341,485
Subtotal	5,768,985	4,299,613
Liabilities directly associated with the assets held for sale	129,161	0
Total current liabilities	5,898,146	4,299,613
Total liabilities	9,717,969	7,568,945
Total equity and liabilities	$ 17,078,969	$ 12,722,961